CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	$ 1,523	$ 1,225	$ 1,059
Interest - paid excluding cumulative PIK interest paid	(458)	(412)	(360)
Cumulative PIK interest paid		(205)
Income tax paid	(103)	(93)	(66)
Net cash from operating activities	962	515	633
Cash flows from investing activities
Purchase of business net of cash acquired		(3,036)
Purchase of property, plant and equipment	(476)	(343)	(339)
Purchase of intangible assets	(22)	(12)	(9)
Proceeds from disposal of property, plant and equipment	6	4	9
Net cash used in investing activities	(492)	(3,387)	(339)
Cash flows from financing activities
Proceeds from borrowings	3,730	4,469
Repayment of borrowings	(4,385)	(2,604)	(221)
Proceeds from borrowings with related party		748
Proceeds from share issuance	326	7
Contribution from parent		485
Repayment of borrowings issued to related party		441
Dividends paid	(165)	(304)
Early redemption premium paid	(91)	(121)	(9)
Deferred debt issue costs paid	(38)	(68)	(1)
Proceeds from the termination of derivative financial instruments	46		90
Net cash (outflow)/inflow from financing activities	(577)	3,053	(141)
Net (decrease)/increase in cash and cash equivalents	(107)	181	153
Cash and cash equivalents at the beginning of the year	813	602	503
Exchange gains/(losses) on cash and cash equivalents	78	30	(54)
Cash and cash equivalents at the end of the year	$ 784	$ 813	$ 602